PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense	$ 291	$ 103	$ 48
Property plant and equipment cost in connection with business combination	117
Property plant and equipment depreciated cost	95
Property, Plant and Equipment [Line Items]
Property and equipment	1,806	1,148
Accumulated depreciation	918	532
Property and equipent, net	888	616	$ 176
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,131	726
Accumulated depreciation	648	360
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	351	230
Accumulated depreciation	202	160
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	295	192
Accumulated depreciation	39	$ 12
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	29
Accumulated depreciation	$ 29